S000011204 [Member] Annual Fund Operating Expenses - Dodge & Cox Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2029
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.53%	[3]
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.52%	[3]
Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.48%	[3]
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.42%	[3]

[1]	Management fees include investment advisory fee expenses of 0.40% for each class of the Fund; and administrative services fee expenses of 0.10% for the Fund’s Class I shares and 0.05% for the Fund’s Class X shares.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses and Net Expenses do not correlate to the ratios of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Fund’s Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Fund’s Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Fund’s Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non‑routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-yearterms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. In addition, Dodge & Cox has contractually agreed, through April 30, 2027, to reimburse the amount of the Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Dodge & Cox Fund in which the Fund invests. The term of the agreement will automatically renew for subsequent one‑year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreements do not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.